CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (28,022)	$ (87,299)	$ 280,183
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	5,990	6,278	5,923
Amortization of right-of-use assets	176,382	13,300	0
Income tax expenses	660	0	15,912
Loss on disposal of fixed assets	0	291	0
Changes in operating assets and liabilities:
Accounts receivable	65,142	14,813	140,088
Inventories	162,276	9,228	174,258
Prepaid expenses and other current assets	(254,853)	(6,409)	161,775
Accounts payables	(706)	0
Accrued expenses and other payables	140,295	(96,775)	(31,026)
Value added and other taxes payable	42,691	0	10,414
Net cash (used in)/provided by operating activities	309,195	(146,573)	757,527
Cash flows from investing activities:
Proceeds from disposal of available-for-sale investment	0	330,269	0
Payment of deposit for acquisition	0	(453,776)	0
Purchase of property, plant and equipment	(5,632)	(7,571)	0
Purchase of available-for-sale investment			(342,706)
Net cash on acquisition	4,644	0
Net cash used in investing activities	(988)	(131,078)	(342,706)
Cash flows from financing activities:
Proceeds from Private Placement	50,000	145,000	0
Payment for cancellation of shares	(50,000)	0
Proceeds from bank loans	663,505	467,849	206,070
Repayment of bank loan /short term loan	(460,030)	(198,599)	(208,926)
Advances to the related companies	0	114,413	74,937
Repayment from the related companies	(299,010)	(177,904)	(489,129)
Net cash provided by/(used in) financing activities	(95,535)	350,759	(417,048)
Effect of exchange rate changes on cash	(78,872)	(17,695)	6,656
Net increase in cash	133,800	55,413	4,429
Cash at beginning of year	60,790	5,377	948
Cash at end of year	194,590	60,790	5,377
Supplemental information:
Cash paid for income tax	0	15,309	601
Cash paid for interests	24,250	10,208	11,268
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations	$ 1,148,422	$ 312,489	$ 0